Share-based Compensation - HCML Share Option Exercises (Details) - HCML Share Option Scheme - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share option values
Cash received from share option exercises	$ 593	$ 251	$ 3,868
Total intrinsic value of share option exercises	$ 2,475	$ 1,189	$ 9,394